UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$710	$835,017
County of Jefferson Alabama, RB, Series A:
5.25%, 1/01/17	1,000	997,520
5.25%, 1/01/19	1,000	995,010
5.25%, 1/01/20	500	496,595
5.50%, 1/01/21	1,200	1,201,032
5.00%, 1/01/24	2,000	1,939,960
4.75%, 1/01/25	325	307,573
Phenix City IDB, Refunding RB, Meadwestvaco Coated Board Project, Series A, AMT, 4.13%, 5/15/35	1,750	1,684,690
		8,457,397
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A:
4.63%, 6/01/23	1,235	1,238,915
5.00%, 6/01/32	1,500	1,383,300
5.00%, 6/01/46	1,620	1,438,609
		4,060,824
Arizona — 3.8%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	2,500	2,642,525
Florence Town, Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,355,970
Maricopa County Arizona IDA, RB, Arizona Charter Schools Project, Series A:
6.63%, 7/01/20	25	20,511
6.75%, 7/01/29	300	210,762
Phoenix Arizona IDA, ERB:
Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,435,969
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	436,053
Phoenix Arizona IDA, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	1,000	944,050
Pima County Arizona IDA, RB, Tucson Electric Power Co. Project, Series A:
6.38%, 9/01/29	780	780,920
5.25%, 10/01/40	1,390	1,513,001
Pima County Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.50%, 6/01/30	2,000	2,083,100
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	844,943
5.00%, 12/01/37	2,180	2,435,583

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	$280	$302,831
University Medical Center Corp. Arizona, RB, 6.25%, 7/01/29	180	207,484
		15,213,702
Arkansas — 0.2%
Benton County Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	846,697
California — 7.6%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,173,870
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,213,200
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	314,865
California HFA, RB, Home Mortgage, Series I, AMT:
4.60%, 8/01/21	635	644,423
4.70%, 8/01/26	2,500	2,506,850
4.80%, 8/01/36	1,500	1,475,085
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37	775	791,942
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 11/21/45	1,925	1,954,664
San Diego County Water Anthority Desalination Project, 5.00%, 11/21/45	920	942,595
Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23 (a)	750	805,335
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc. Project, Series B, AMT, 5.00%, 7/01/27	1,000	1,057,400
California Statewide Communities Development Authority, RB, Series A:
American Baptist Homes of the West, 5.00%, 10/01/43	1,000	1,055,760
John Muir Health, 5.13%, 7/01/39	425	461,253
Kaiser Permanente, 5.00%, 4/01/42	1,145	1,254,474

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB (concluded):
Sutter Health, 6.00%, 8/15/42	$400	$485,280
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,902,540
Eskaton Properties, Inc., 5.25%, 11/15/34	905	959,698
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	597,690
City of Roseville California, Special Tax Bonds, Fiddyment Ranch Community Facilities District No. 1, 5.25%, 9/01/36	465	465,846
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	375,760
6.50%, 5/01/42	760	912,904
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 6.06%, 1/15/33 (b)	6,525	2,003,893
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	326,758
Poway Unified School District Public Financing Authority, Special Tax Bonds, Refunding, 4.13%, 9/15/36	1,500	1,443,180
Roseville Finance Authority, Special Tax Bonds, Refunding, Senior Lien, Series A (AMBAC), 4.50%, 9/01/33	725	685,393
San Jose Redevelopment Agency, Tax Allocation Bonds, Merged Arearedev Project (NPFGC), 4.90%, 8/01/33	405	405,037
San Marcos County Unified School District, GO, CAB, Election of 2010, Series B (b):
4.85%, 8/01/37	1,000	311,460
5.18%, 8/01/51	4,450	627,495
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 5.81%, 8/01/43 (b)	3,000	527,310

Municipal Bonds	Par (000)	Value
California (concluded)
Temecula Public Financing Authority, Special Tax Bonds, Refunding, Harveston, Sub-Series B, 5.10%, 9/01/36	$170	$167,933
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A-1, 5.00%, 6/01/37	2,140	1,929,017
		30,778,910
Colorado — 1.0%
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	462,132
5.00%, 12/01/42	545	549,540
Denver Convention Center Hotel Authority, Refunding RB, Senior (Syncora), 5.00%, 12/01/30	1,500	1,567,545
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Refunding, Public Improvement Fee, Tax Increment, 5.00%, 12/01/40	425	438,732
Regional Transportation District, RB, Denver Transport Partners, 6.00%, 1/15/41	1,000	1,149,990
		4,167,939
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	605	605,442
Delaware — 0.4%
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,480	1,567,527
District of Columbia — 1.6%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	310	314,092
7.50%, 1/01/39	500	505,970
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	1,510	1,780,335
6.75%, 5/15/40	385	400,392
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 4.68%, 10/01/30 (b)	3,005	1,336,865
First Senior Lien, Series A, 5.00%, 10/01/39	185	202,377

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
First Senior Lien, Series A, 5.25%, 10/01/44	$1,610	$1,775,669
		6,315,700
Florida — 5.1%
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,740	1,761,976
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (c)(d)	490	197,333
Hillsborough County IDA, RB:
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,500	1,500,615
Tampa General Hospital Project, 5.25%, 10/01/41	1,000	1,040,870
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US, Inc., AMT, 5.30%, 5/01/37	3,300	3,300,561
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & NW Sector Projects, 8.00%, 5/01/40	515	591,251
Martin County IDA, Refunding RB, Indiantown Cogeneration LP Project, 4.20%, 12/15/25	1,750	1,756,947
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,450	1,822,795
Palm Beach County Health Facilities Authority, RB, ACTS Retirement-Life Community, 5.50%, 11/15/33	1,500	1,633,260
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (c)(d)	475	189,832
Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project, 5.50%, 1/01/27	210	224,356
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	780	722,834
Tolomato Community Development District, Special Assessment Bonds (c)(d):
Series 1, 6.65%, 5/01/40	10	5,350
Series 2, 6.65%, 5/01/40	330	149,744
Series 3, 6.65%, 5/01/40	105	1
Tolomato Community Development District, Special Assessment Bonds, Refunding:
Series A-1, 6.65%, 5/01/40	140	137,186
Series A-2, Convertible CAB, 0.00%, 5/01/17 (e)	40	28,665

Municipal Bonds	Par (000)	Value
Florida (concluded)
Tolomato Community Development District, Special Assessment Bonds, Refunding (concluded):
Series A-3, Convertible CAB, 0.00%, 5/01/19 (e)	$90	$51,814
Series A-4, Convertible CAB, 0.00%, 5/01/22 (e)	50	21,176
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	638,573
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,680	1,942,399
5.50%, 5/01/42	615	658,979
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,855	1,886,461
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	650	337,109
		20,600,087
Georgia — 0.9%
Clayton County Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	801,973
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	345	357,738
DeKalb County Hospital Authority Georgia, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	1,240	1,440,620
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement-Life Community, Series A-2, 6.63%, 11/15/39	220	250,857
Private Colleges & Universities Authority, Refunding RB, Mercer University Project, Series A, 5.00%, 10/01/32	395	427,690
Richmond County Development Authority, RB, International Paper Co. Projects, Series A, AMT, 5.00%, 8/01/30	500	501,545
		3,780,423
Guam — 0.7%
Guam Government Waterworks Authority, Refunding RB, Water and Wastewater System, 6.00%, 7/01/25	735	761,725
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	110,075

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam (concluded)
Territory of Guam, GO, Series A (concluded):
6.75%, 11/15/29	$1,650	$1,848,643
7.00%, 11/15/39	160	180,550
		2,900,993
Idaho — 0.1%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,435
Illinois — 3.2%
City of Chicago Illinois, Refunding RB, American Airlines, Inc. Project, 5.50%, 12/01/30 (c)(d)	1,000	1,090,000
Illinois Finance Authority, RB, Lake Forest College, Series A:
5.75%, 10/01/32	600	654,588
6.00%, 10/01/48	1,700	1,874,471
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,400	1,580,474
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,096,940
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	1,605	1,667,579
Roosevelt University Project, 6.50%, 4/01/44	830	938,730
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,124,970
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 5.09%, 6/15/44 (b)	3,455	719,573
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	1,000	1,045,140
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	355	426,802
6.00%, 6/01/28	390	466,432
		12,685,699
Indiana — 1.3%
City of Carmel, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,636,845
7.13%, 11/15/47	1,500	1,631,085
Indiana Finance Authority, RB, Private Activity, Ohio River Bridges East End Crossing Project, Series A:
5.00%, 7/01/44	370	377,718
5.00%, 7/01/48	505	513,479

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	$725	$758,981
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	185	185,276
		5,103,384
Iowa — 1.3%
Iowa Finance Authority, RB, Alcoa, Inc. Project, 4.75%, 8/01/42	2,500	2,509,225
Iowa Finance Authority, Refunding RB:
Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	526,740
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	875,858
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,386,925
		5,298,748
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A:
6.38%, 6/01/40	1,050	1,245,877
6.50%, 3/01/45	1,000	1,193,740
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 4.04%, 10/01/24 (b)	250	157,898
		2,597,515
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	1,000	1,128,790
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	756,817
		1,885,607
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,289,462
Maryland — 1.7%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	500,265

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	$750	$845,580
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,699,710
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	300,282
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	2,000	2,218,120
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.25%, 7/01/18 (c)(d)	250	99,960
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctors Community Hospital, 5.75%, 7/01/38	890	990,775
		6,654,692
Massachusetts — 1.1%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	411,694
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	316,150
Linden Ponds, Inc. Facility, Series A-2, 5.50%, 11/15/46	19	14,748
Linden Ponds, Inc. Facility, Series B, 0.00%, 11/15/56 (b)	94	644
Massachusetts Development Finance Agency, Refunding RB:
Boston Medical Center, Series C, 5.00%, 7/01/29	2,500	2,752,675
Eastern Nazarene College, 5.63%, 4/01/29	500	501,505
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	614,800
		4,612,216
Michigan — 2.4%
City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax:
Series A-1, 5.00%, 4/01/16	350	318,854
Series A-2, 8.00%, 4/01/14	1,715	1,641,958

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Flint Hospital Building Authority, RB, Hurley Medical Center, Series A, 5.25%, 7/01/39	$1,755	$1,743,715
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,250	1,308,025
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,710	1,932,608
Monroe County Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,565	1,664,988
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	915	1,154,867
		9,765,015
Minnesota — 0.4%
City of Woodbury, Refunding RB, MSA Building Co., Series A, 5.00%, 12/01/43	885	894,417
Minnesota State Higher Education Facilities Authority, RB, College of St. Benedict, Series 7-M, 5.13%, 3/01/36	275	290,815
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	558,635
		1,743,867
Mississippi — 0.5%
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, AMT, 5.38%, 12/01/35	2,000	2,194,400
Missouri — 0.8%
City of Kansas City Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18	500	525,165
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	518,163
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,211,726
		3,255,054
Nebraska — 0.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	445	495,908
5.00%, 9/01/42	780	845,099
		1,341,007

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 0.4%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	$20	$20,751
County of Clark Nevada, Special Assessment Bonds, Refunding, Special Improvement District #142, Mountain's Edge:
4.00%, 8/01/22	870	868,686
4.00%, 8/01/23	545	540,918
		1,430,355
New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%, 8/01/38	435	504,117
Havenwood-Heritage Heights, Series A, 5.40%, 1/01/30	500	505,115
Southern New Hampshire University, 5.00%, 1/01/34	2,500	2,669,700
		3,678,932
New Jersey — 4.9%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	750	775,335
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/14 (f)	1,100	1,173,293
Cigarette Tax, 5.75%, 6/15/14 (f)	535	570,647
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,025,168
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	865,393
Kapkowski Road Landfill Project, Series B-MB, AMT, 6.50%, 4/01/31	3,000	3,516,780
Patterson Charter School for Science and Technology, Inc. Project, Series A, 6.10%, 7/01/44	660	719,862
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	580	736,501
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (c)(d)	650	7
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/37	1,000	1,116,990

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Joseph's Healthcare System, 6.63%, 7/01/38	$725	$831,778
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1-A:
4.50%, 6/01/23	4,955	4,945,883
4.63%, 6/01/26	2,500	2,419,525
		19,697,162
New Mexico — 0.7%
City of Farmington New Mexico, Refunding RB, Arizona Public Service, Series A, 4.70%, 5/01/24	500	555,520
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion, 5.50%, 7/01/42	2,030	2,076,365
		2,631,885
New York — 3.7%
Chautauqua County IDA, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,615	1,796,623
Genesee County IDA New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/32	500	490,150
New York City IDA, RB:
American Airlines, Inc., JFK International Airport, AMT, 8.00%, 8/01/28 (a)(c)(d)	235	269,639
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,500	1,530,015
JetBlue Airways Corp. Project, AMT, 5.13%, 5/15/30	1,750	1,727,320
Queens Baseball Stadium, PILOT, (AMBAC), 5.00%, 1/01/46	4,000	4,059,880
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	375	446,438
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	1,265	1,301,799
Onondaga Civic Development Corp., Refunding RB, St. Joseph's Hospital Health Center Project, 5.00%, 7/01/42	1,220	1,251,744

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Westchester County IDA New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	$1,500	$1,502,220
Yonkers IDA New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	410	459,446
		14,835,274
North Carolina — 1.7%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, US Airway, Inc. Project, AMT, 5.60%, 7/01/27	1,180	1,181,322
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.38%, 5/01/34	2,100	2,142,252
North Carolina Medical Care Commission, RB, First Mortgage, Galloway Ridge Project, Series A, 6.00%, 1/01/39	1,520	1,610,592
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	1,050,820
First Mortgage, Whitestone, Series A, 7.75%, 3/01/41	830	944,606
		6,929,592
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	4,460	3,965,386
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	1,120	1,190,201
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,720	1,778,033
		6,933,620
Oklahoma — 0.5%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.13%, 4/01/42	1,025	1,045,972
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	695	753,484
		1,799,456
Pennsylvania — 5.6%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Pennsylvania, Series A, 5.38%, 11/15/40	2,890	2,485,400

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Allegheny County IDA, RB, US Steel Corp. Project, AMT, 5.75%, 8/01/42	$1,500	$1,518,240
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,261,515
5.00%, 5/01/42	2,730	2,880,860
City of Philadelphia Pennsylvania Gas Works, RB, Ninth Series, 5.25%, 8/01/40	1,000	1,062,440
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 6.38%, 1/01/39	2,680	2,986,780
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	892,648
Lehigh County General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	2,095	2,062,842
Pennsylvania Economic Development Financing Authority, RB, US Airways Group, Series A, 7.50%, 5/01/20	1,200	1,384,944
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 10/01/44	2,025	2,183,841
Pennsylvania Higher Educational Facilities Authority, Refunding RB, LaSalle University, 5.00%, 5/01/37	1,500	1,628,430
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,865	2,048,964
		22,396,904
Puerto Rico — 2.9%
Puerto Rico Electric Power Authority, RB:
Series A, 5.00%, 7/01/42	965	885,957
Series WW, 5.50%, 7/01/38	1,000	994,500
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series N, 5.00%, 7/01/32	3,545	3,233,643
Series U, 5.25%, 7/01/42	2,210	2,027,962
Puerto Rico Public Finance Corp., Refunding RB, Series B, 5.50%, 8/01/31	2,500	2,460,100
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	750	838,920

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub- Series C, 6.07%, 8/01/38 (b)	$5,000	$1,098,650
		11,539,732
Tennessee — 0.6%
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, 5.00%, 8/15/42	1,000	1,082,410
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 9/01/26	1,250	1,460,775
		2,543,185
Texas — 12.4%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,485,356
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	750	64,688
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 4.87%, 1/01/28 (b)	3,000	1,474,770
CAB, 4.93%, 1/01/29 (b)	500	232,130
CAB, 5.05%, 1/01/30 (b)	1,330	576,887
CAB, 5.16%, 1/01/31 (b)	4,000	1,619,760
Senior Lien, 5.75%, 1/01/25	250	287,552
Senior Lien, 6.25%, 1/01/46	765	895,188
City of Houston Texas, RB, Continental Airlines, Inc., Special Facilities, Series E, AMT:
6.75%, 7/01/21	630	632,287
7.38%, 7/01/22	500	502,090
City of Houston Texas, Refunding RB, Series A:
AMT, 6.63%, 7/15/38	1,110	1,247,207
5.50%, 7/01/39	120	138,334
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/01/31	370	414,766
5.75%, 8/01/41	280	315,647
5.00%, 8/15/42	1,360	1,455,554
Clifton Higher Education Finance Corp., Refunding RB, Uplift Education, Series A:
4.35%, 12/01/42	715	721,721
4.40%, 12/01/47	590	595,528
Danbury Higher Education Authority, Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (f)	355	406,422

Municipal Bonds	Par (000)	Value
Texas (continued)
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	$1,705	$1,732,519
Gulf Coast IDA, RB, Citgo Petroleum Project, AMT, 4.88%, 5/01/25	1,580	1,615,961
Harris County Cultural Education Facilities Finance Corp., Refunding MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	511,601
5.00%, 1/01/43	520	516,771
5.13%, 1/01/48	1,535	1,525,007
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Young Men's Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	2,065	2,186,484
Harris County Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G, 5.64%, 11/15/41 (b)	350	71,288
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A:
6.50%, 5/15/31	1,000	1,239,410
6.88%, 5/15/41	205	258,214
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project:
5.25%, 11/01/40	500	543,970
AMT, 5.00%, 11/01/28	530	576,258
Matagorda County Navigation District No. 1 Texas, Refunding RB:
Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	290	339,573
Series B, AMT (AMBAC), 4.55%, 5/01/30	2,000	2,053,160
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,255	1,345,034
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B, 5.18%, 9/01/37 (b)	725	208,089
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	1,150	1,267,507
Red River Health Facilities Development Corp., First MRB:
Eden Home, Inc. Project, 7.25%, 12/15/42	1,330	1,402,844
Wichita Falls Retirement Foundation Project, 5.13%, 1/01/41	600	596,694
Sam Rayburn Municipal Power Agency, Refunding RB, 5.00%, 10/01/21	500	594,130

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 8

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	$330	$376,702
Senior Living Center Project, 8.25%, 11/15/44	800	902,032
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/36	1,500	1,589,175
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply, 5.00%, 12/15/29	1,360	1,457,186
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,320	2,799,010
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	2,064,562
Texas State Public Finance Authority, Refunding ERB, KIPP, Inc., Series A (ACA):
5.00%, 2/15/28	680	690,873
5.00%, 2/15/36	2,000	2,027,620
Texas State Turnpike Authority, RB, CAB (AMBAC) (b):
5.97%, 8/15/30	5,200	1,875,016
6.02%, 8/15/35	10,000	2,651,100
Texas Transportation Commission, Refunding RB, First Tier, Series A, 5.00%, 8/15/41	1,890	2,033,470
		50,117,147
US Virgin Islands — 0.6%
Virgin Islands Public Finance Authority, RB, Matching Fund Loan Note, Series A, 5.00%, 10/01/32	2,025	2,227,581
Utah — 0.3%
Utah State Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,063,490
Vermont — 0.2%
Vermont EDA, Refunding MRB, Wake Robin Corp. Project, 5.40%, 5/01/33	930	977,951
Virginia — 5.9%
Albemarle County IDA, Refunding RB, Westminster-Canterbury, 5.00%, 1/01/31	500	510,170

Municipal Bonds	Par (000)	Value
Virginia (concluded)
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	$220	$220,229
Fairfax County EDA, Refunding RB:
Goodwin House, Inc., 5.13%, 10/01/37	2,040	2,143,265
Goodwin House, Inc., 5.13%, 10/01/42	1,185	1,246,478
Vinson Hall LLC, Series A, 5.00%, 12/01/42	970	972,318
Vinson Hall LLC, Series A, 5.00%, 12/01/47	1,265	1,260,775
Hanover County EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A:
5.00%, 7/01/42	770	767,590
5.00%, 7/01/47	1,015	1,003,429
Lexington IDA, Refunding MRB, Kendal at Lexington, Series A, 5.38%, 1/01/28	210	214,526
Mosaic District Community Development Authority, RB, Special Assessment Bonds, Series A:
6.63%, 3/01/26	515	596,174
6.88%, 3/01/36	450	519,912
Route 460 Funding Corp. of Virgina Toll Road, RB, Senior Lien, CAB, Series B (b):
CAB, Series B, 5.26%, 7/01/42 (b)	2,515	550,860
CAB, Series B, 5.26%, 7/01/43 (b)	2,600	540,358
CAB, Series B, 5.27%, 7/01/44 (b)	2,660	524,073
CAB, Series B, 5.28%, 7/01/45 (b)	2,095	389,754
Senior Lien, Series A, 5.13%, 7/01/49	920	990,518
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings LLC Project, 5.25%, 1/01/32	420	457,884
Elizabeth River Crossings LLC Project, 6.00%, 1/01/37	3,290	3,764,582
Elizabeth River Crossings LLC Project, 5.50%, 1/01/42	860	925,145
Express Lanes LLC, 5.00%, 7/01/34	1,700	1,748,450
Express Lanes LLC, 5.00%, 1/01/40	3,640	3,730,527
Watkins Centre Community Development Authority, RB, 5.40%, 3/01/20	650	634,952
		23,711,969

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 1.5%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	$1,005	$1,064,436
King County, Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	593,292
Tobacco Settlement Authority of Washington, RB, Asset-Backed, 6.50%, 6/01/26	2,240	2,293,693
Washington Health Care Facilities Authority, RB:
Kadlec Regional Medical Center, 5.00%, 12/01/42	1,000	1,043,550
Swedish Health Services, Series A, 6.75%, 11/15/21 (f)	730	1,012,568
		6,007,539
West Virginia — 0.4%
City of Princeton West Virginia, Refunding RB, Princeton Community Hospital Project, 5.00%, 5/01/27	1,575	1,713,159
Wisconsin — 0.4%
Public Finance Authority, Refunding RB, Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	1,500	1,542,330
Wisconsin Health & Educational Facilities Authority, Refunding RB, St. John's Communities, Inc., Series A:
7.25%, 9/15/29	75	85,600
7.63%, 9/15/39	145	166,878
		1,794,808
Total Municipal Bonds – 84.4%		340,017,483

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
California — 0.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	480	548,606
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	1,680	1,872,490
		2,421,096

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Colorado — 1.5%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	$5,595	$6,046,964
District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (h)	950	1,144,392
Florida — 1.0%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	3,892,283
Illinois — 4.0%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (NPFGC), 5.00%, 1/01/33	3,495	3,750,450
City of Chicago Illinois, Refunding RB, 5.00%, 11/01/42	8,616	9,572,348
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,885,753
		16,208,551
Michigan — 0.7%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	963	1,036,304
5.25%, 7/01/39	1,662	1,794,395
		2,830,699
New York — 9.3%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,720	2,013,588
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second General Resolution:
Series CC, 5.00%, 6/15/47	11,040	12,318,653
Series EE, 5.50%, 6/15/43	3,795	4,425,198
Series HH, 5.00%, 6/15/31 (h)	3,015	3,495,757
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	7,725	8,757,016
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,520	2,949,332
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	3,405	3,647,278
		37,606,822

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 10

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Ohio — 1.2%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	$2,200	$2,439,360
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	2,010	2,321,750
		4,761,110
South Carolina — 0.4%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	1,509	1,622,016
Virginia — 0.7%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,741,088
Washington — 0.8%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,355,977

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (h)	$2,180	$2,398,204
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 21.1%		85,029,202
Total Long-Term Investments (Cost – $397,345,846) – 105.5%		425,046,685

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	21,097,122	21,097,122
Total Short-Term Securities (Cost – $21,097,122) – 5.2%		21,097,122
Total Investments (Cost - $418,442,968*) – 110.7%		446,143,807
Other Assets Less Liabilities – 1.3%		5,401,336
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (12.0)%		(48,524,431)
Net Assets – 100.0%		$403,020,712

* As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$369,951,916
Gross unrealized appreciation		$31,716,860
Gross unrealized depreciation		(4,027,063)
Net unrealized appreciation		$27,689,797

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $3,574,306.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at March 31, 2013	Income
FFI Institutional Tax-Exempt Fund	25,189,057	(4,091,935)	21,097,122	$1,563

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
Syncora	Syncora Guarantee

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(144)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$19,005,750	$(138,564)

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 12

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$425,046,685	—	$425,046,685
Short-Term Securities	$21,097,122	—	—	21,097,122
Total	$21,097,122	$425,046,685	—	$446,143,807

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(138,564)	—	—	$(138,564)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$190,000	—	—	$190,000
Liabilities:
Bank overdraft	—	$(69,518)	—	(69,518)
TOB trust certificates	—	(48,502,094)	—	(48,502,094)
Total	$190,000	$(48,571,612)	—	$(48,381,612)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 13

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.8%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$15,550	$18,288,044
Birmingham Special Care Facilities Financing Authority, RB (AGC), 6.00%, 6/01/39	15,785	18,542,324
Courtland IDB Alabama, RB, International Paper Co. Project, Series A, 6.25%, 11/01/33	2,590	2,975,547
Courtland IDB Alabama, Refunding RB, AMT:
Champion International Corp. Project, 6.00%, 8/01/29	195	196,219
International Paper Co., Series B, 6.25%, 8/01/25	750	762,697
Prattville IDB, RB, Recovery Zone Facility Series C, 6.25%, 11/01/33	3,380	3,883,147
		44,647,978
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,467,840
6.00%, 9/01/32	5,250	6,367,988
		8,835,828
Arizona — 0.3%
Florence Town, Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,355,970
Maricopa County & Phoenix IDA, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	665	685,289
Maricopa County Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,100	2,177,874
Pima County Arizona IDA, RB, Tucson Electric Power, Series A, 6.38%, 9/01/29	4,065	4,069,797
Pinal County Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	504,685
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,008,610
5.75%, 7/15/24	2,125	2,232,652
		14,034,877
California — 17.0%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	9,000	10,569,420

	Par (000)	Value
Municipal Bonds
California (continued)
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series J, 5.63%, 7/01/32	$10,000	$10,959,500
Sutter Health, Series A, 5.25%, 11/15/46	13,000	14,436,500
Sutter Health, Series B, 6.00%, 8/15/42	21,340	25,889,688
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	5,100	5,388,201
Catholic Healthcare West, Series A, 6.00%, 7/01/39	11,905	14,145,164
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,645	12,559,077
California State Public Works Board, RB:
Sub-Series A-1 Various Capital Projects, 6.00%, 3/01/35	14,125	17,102,691
Sub-Series I-1, 6.38%, 11/01/34	11,680	14,279,384
Various Capital Projects Sub-Series I-1, 6.13%, 11/01/29	10,000	12,231,000
California State University, Refunding RB, Series A, 5.00%, 11/01/42	36,700	40,609,651
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23 (a)	9,880	9,884,742
Kaiser Permanente, Series A, 5.00%, 4/01/42	70,000	76,692,700
Kaiser Permanente, Series B, 5.25%, 3/01/45	2,000	2,176,120
Sutter Health, Series A, 6.00%, 8/15/42	10,190	12,362,508
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,970	3,292,186
Series E, 5.50%, 7/01/31	1,920	2,133,984
Chula Vista Community Facilities District California, Special Tax Bonds, District No. 06-1, Eastlake-Woods, Improvement Area A, 6.15%, 9/01/26	3,215	3,238,341
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,992,973
City of Los Angeles California Wastewater System, Refunding RB, Series A (NPFGC), 5.00%, 6/01/34	20,000	21,566,800

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 1

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
City of Newport Beach California, Refunding RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	$7,485	$9,092,853
City of San Jose California, RB, Convention Center Expansion & Renovation Project, Series 2011 Special Hotel Tax:
6.50%, 5/01/36	1,510	1,830,316
6.50%, 5/01/42	5,130	6,162,105
City of San Jose California, Refunding ARB, AMT:
California Airport, Series A-1, 5.75%, 3/01/34	6,010	6,862,699
Series A (AMBAC), 5.50%, 3/01/32	6,410	7,153,560
County of Sacramento California, RB, Subordinated and Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,745	19,651,262
6.00%, 7/01/41	13,280	15,584,877
Cucamonga Valley Water District, Refunding RB (AGM), 5.38%, 9/01/35	26,315	31,044,069
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	4,255,440
Los Angeles Department of Water & Power, RB, Power System:
Series B, 5.00%, 7/01/43	10,000	11,160,200
Sub-Series A-1 (AGM), 5.00%, 7/01/35	40,000	43,255,200
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	40,000	45,592,400
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,540	5,304,309
6.00%, 9/01/39	9,450	11,027,394
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	10,000	11,301,400
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,755	13,680,704
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	10,000	11,305,500
Orange County Water District, COP, Series B (NPFGC), 5.00%, 8/15/34	10,000	10,147,500
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	15,000	16,953,900
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/15 (a)	20,000	21,940,800
	Par (000)	Value
Municipal Bonds
California (concluded)
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	$24,300	$28,820,772
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,643,211
5.75%, 5/01/23	17,000	19,854,130
San Joaquin County Transportation Authority, Refunding RB, Limited Tax Measure K, Series A:
6.00%, 3/01/36	12,830	15,688,652
5.50%, 3/01/41	25,740	30,070,240
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	9,060	9,109,286
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,789,700
State of California, GO, Various Purpose:
6.50%, 4/01/33	39,460	48,885,810
6.00%, 4/01/35	4,900	5,884,557
6.00%, 4/01/38	35,485	42,395,704
Tahoe-Truckee Unified School District, GO, School Facility Improvement District 2, Election of 2002, Series A (NPFGC), 5.25%, 8/01/13 (a)	2,535	2,578,044
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	23,066,128
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,740,899
University of California, Refunding RB, Series AF, 5.00%, 5/15/39	37,160	42,217,848
		911,562,099
Colorado — 0.6%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,315	5,173,555
Parker Water & Sanitation District, GO, Refunding, 5.00%, 8/01/43	15,540	17,488,561
Plaza Metropolitan District No. 1 Colorado Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (a)	7,700	8,458,296
		31,120,412
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-1, 5.00%, 7/01/42	31,145	34,372,868
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	15,500	17,399,525

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 2

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
District of Columbia — 0.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$20,530	$25,012,725
District of Columbia Water & Sewer Authority, Refunding RB, Series A:
6.00%, 10/01/35	12,630	15,212,330
5.50%, 10/01/39	6,475	7,564,937
		47,789,992
Florida — 4.3%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36 (b)(c)	1,755	1,251,842
County of Escambia Florida, RB, International Paper Co. Project, Series B, 6.25%, 11/01/33	7,500	8,616,450
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	11,209,941
Series B-1, 5.75%, 7/01/33	2,400	2,789,712
Series B-1, 6.00%, 7/01/38	30,000	35,304,000
County of Miami-Dade Florida, Refunding RB:
Miami International Airport, Series A AMT (AGC), 5.50%, 10/01/26	7,000	8,183,490
Miami International Airport, Series A AMT (AGC), 5.50%, 10/01/27	5,495	6,336,504
Water & Sewer Systems, Series C, 6.00%, 10/01/23	25,000	30,786,500
County of St. John's Florida, Refunding RB, Water & Sewer System, Series A, 5.00%, 6/01/42	10,475	11,837,274
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (b)(c)	6,850	3,601,867
Florida Housing Finance Corp., Refunding RB, AMT, Homeowner Mortgage, Series 1 (Ginnie Mae), 6.00%, 7/01/39	2,425	2,544,383
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,000	11,506,600
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	935	938,020
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (b)(c)	1,090	438,965
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,949,976

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	$6,000	$6,020,040
Series B, 7.13%, 4/01/30	7,750	7,753,177
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	11,783,219
Sub-Series A, 5.63%, 10/01/32	10,525	12,099,014
Sub-Series A, 5.50%, 10/01/39	10,000	10,411,100
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	6,000	7,542,600
State of Florida, GO, Board of Education, Series A:
5.38%, 6/01/33	4,000	4,681,240
5.50%, 6/01/38	4,790	5,627,244
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,599,264
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (b)(c)	160	104,008
Tampa Bay Water, RB, Utility System, 5.00%, 10/01/38	12,445	14,263,214
Watergrass Community Development District, Special Assessment Bonds, Series B:
5.13%, 11/01/14	1,000	807,570
6.96%, 11/01/17	1,060	998,340
		227,985,554
Georgia — 2.3%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	30,000	36,721,800
DeKalb County Hospital Authority Georgia, Refunding RB, Dekalb Medical Center, Inc. Project, 6.13%, 9/01/40	2,000	2,323,580
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.00%, 2/15/22	2,250	2,252,745
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	12,171,300
Series EE (AMBAC), 7.00%, 1/01/25	20,000	28,538,800
Private Colleges & Universities Authority, Refunding RB, Emory University, Series A, 5.00%, 9/01/41	29,945	33,755,801

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 3

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia (concluded)
Richmond County Development Authority, RB, Recovery Zone Facility, International Paper Co. Project, Series B, 6.25%, 11/01/33	$3,625	$4,164,617
Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,210,100
		125,138,743
Illinois — 7.9%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	924,820
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	39,205	44,429,850
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	17,257,050
City of Chicago Illinois, GARB, O'Hare International Airport, General Third Lien:
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	17,690	18,293,052
Series C, (AGM), 6.50%, 1/01/41	24,325	31,206,542
Series B-2 AMT (Syncora), 6.00%, 1/01/29	70,000	72,359,000
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,414,270
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	7,020	8,442,533
Carle Foundation, Series A, 6.00%, 8/15/41	6,450	7,653,376
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	3,675	4,276,267
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	870	873,524
DePaul University, Series A, 6.13%, 10/01/40	11,675	13,569,035
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	5,280	6,667,901
Rush University Medical Center, Series C, 6.38%, 11/01/29	2,860	3,452,020
University of Chicago, Series B, 6.25%, 7/01/38	25,000	30,669,500

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Ascension Health Alliance, 5.00%, 11/15/42	$25,000	$27,830,750
Central DuPage Health, Series B, 5.50%, 11/01/39	4,205	4,747,067
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,545	35,014,075
Northwestern Memorial Hospital, Series B, 6.00%, 8/15/14 (a)	1,200	1,294,332
OSF Healthcare System, Series A, 7.00%, 11/15/14 (a)	3,335	3,694,146
OSF Healthcare System, Series A, 7.13%, 11/15/14 (a)	1,970	2,185,814
OSF Healthcare System, Series A, 6.00%, 5/15/39	10,700	12,301,790
Roosevelt University Project, 6.50%, 4/01/39	8,000	9,076,320
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	6,900	8,713,734
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000	16,545,150
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Unlimited Tax, 5.00%, 12/01/30	10,000	11,107,000
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	16,582,263
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,014,400
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,335	1,340,807
		423,936,388
Indiana — 2.0%
Indiana Finance Authority, RB, Wastewater Utility, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	4,000	4,596,920
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	12,679,590
Improvement, U.S. Steel Corp., 6.00%, 12/01/26	12,715	13,429,583
Parkview Health System, Series A, 5.75%, 5/01/31	1,570	1,802,109
Trinity Health, Series A, 5.63%, 12/01/38	12,000	13,681,800

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 4

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Indiana (concluded)
Indiana Municipal Power Agency, RB, Series B:
5.75%, 1/01/34	$700	$724,339
6.00%, 1/01/39	17,620	20,917,935
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/38	21,900	24,528,657
5.75%, 1/01/38	12,800	14,431,616
		106,792,549
Iowa — 0.7%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,600	6,295,408
Iowa Student Loan Liquidity Corp., RB, AMT, Senior Series A-2:
5.40%, 12/01/24	15,000	17,084,550
5.50%, 12/01/25	10,000	11,384,500
		34,764,458
Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas, RB, Mortgage-Backed Securities, Series A1, AMT (Ginnie Mae), 6.95%, 6/01/29	415	438,804
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	21,200	25,154,860
Kentucky State Property & Building Commission, Refunding RB, 5.50%, 11/01/28	2,650	3,099,785
		28,254,645
Louisiana — 0.8%
Louisiana HFA, RB, S/F, Series D-2, AMT (Ginnie Mae), 5.80%, 6/01/20	25	25,131
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Series A-1, 6.50%, 11/01/35	17,185	20,188,423
Westlake Chemical Corp. Project, 6.75%, 11/01/32	5,080	5,734,253
Westlake Chemical Corp. Project, Series A, 6.50%, 8/01/29	11,195	13,251,969
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC), 6.00%, 1/01/23	1,370	1,622,381
		40,822,157

	Par (000)	Value
Municipal Bonds
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	$12,365	$15,742,005
6.95%, 7/01/41	2,205	2,675,768
		18,417,773
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	4,205	5,127,703
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	6,000	6,798,300
		11,926,003
Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB, Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,617,371
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	10,000	10,290,900
Harvard University, Series B-1, 5.00%, 10/15/40	20,000	23,077,400
Massachusetts HFA, RB, Series B, 7.00%, 12/01/38	4,585	5,261,792
Massachusetts School Building Authority, RB, 2012-2, Series A (AGM):
5.00%, 8/15/15 (a)	4,065	4,512,191
5.00%, 8/15/30	165	179,409
		44,939,063
Michigan — 1.4%
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	6,485	7,554,506
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.00%, 10/15/38	12,255	14,660,779
6.25%, 10/15/38	7,500	9,069,675
Michigan State HDA, RB, Series C, 5.50%, 12/01/28	1,690	1,823,696
Michigan State Hospital Finance Authority, Refunding RB, Hospital Henry Ford Health, 5.75%, 11/15/39	4,275	4,831,520
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	7,345	7,403,980
BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 5

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.25%, 9/01/39	$18,130	$22,882,780
Series W, 6.00%, 8/01/39	5,095	5,788,684
		74,015,620
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB:
Series B (AGC), 6.50%, 11/15/38	17,545	21,428,761
Fairview Health Services, Series A, 6.75%, 11/15/32	5,870	7,111,681
Ramsey County Housing & Redevelopment Authority Minnesota, RB, Hanover Townhouses Project, AMT (US Bank NA LOC), 6.00%, 7/01/31	1,110	1,111,776
		29,652,218
Mississippi — 0.0%
County of Warren Mississippi, Refunding RB, International Paper Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,703,553
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation Bonds, Refunding, Gravois Bluffs Redevelopment Project, 5.00%, 4/01/14	1,000	1,037,440
City of St. Louis Missouri, RB, Lambert-St. Louis International, Series A-1, 6.25%, 7/01/29	1,175	1,368,758
		2,406,198
Nevada — 2.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,973,095
City of Reno Nevada, Special Assessment Bonds, Somerset Parkway, 6.63%, 12/01/22	1,520	1,540,368
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,813,094
5.75%, 7/01/38	32,685	39,667,497
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	51,700	59,993,197
		119,987,251
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,500	17,962,795

	Par (000)	Value
Municipal Bonds
New Jersey — 4.4%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	$5,000	$6,506,350
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM) (a):
5.80%, 11/01/15	3,125	3,554,656
5.80%, 11/01/15	8,310	9,452,542
5.80%, 11/01/15	4,340	4,936,707
Monmouth County Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,346,676
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	27,828,975
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,270	9,318,884
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	2,870	3,644,412
7.50%, 12/01/32	9,200	11,359,424
New Jersey Health Care Facilities Financing Authority, Refunding RB, AHS Hospital Corp., 6.00%, 7/01/41	28,385	34,571,511
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	950	1,075,324
5.75%, 12/01/27	500	565,215
5.75%, 12/01/28	450	503,717
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA:
6.38%, 10/01/28	1,425	1,545,512
6.50%, 10/01/38	1,850	1,928,866
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, Series B (AGM), 6.25%, 11/01/26	640	644,614
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38 (d)	17,990	19,808,249
Series A, 5.00%, 1/01/43 (d)	27,670	30,171,921
Series C (AGM), 5.00%, 1/01/30	13,500	14,446,080
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.13%, 6/15/28	5,000	5,772,150
Series A, 5.13%, 6/15/29	12,875	14,792,474
Series A, 5.88%, 12/15/38	4,255	5,013,539
Series B, 5.25%, 6/15/36	19,600	22,133,692
		233,921,490

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 6

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Mexico — 0.0%
County of Santa Fe New Mexico, RB (AGM), 6.00%, 2/01/27	$250	$308,985
New Mexico Mortgage Finance Authority, RB, S/F Mortgage Program, Series D, AMT (Fannie Mae), 6.15%, 7/01/35	1,075	1,137,909
		1,446,894
New York — 5.2%
City of New York New York, GO, Series E-1, 6.25%, 10/15/28	10,100	12,475,217
City of Niagara Falls New York, GO, Public Improvement (NPFGC), 6.90%, 3/01/24	5	5,013
Long Island Power Authority, Refunding RB, Series A, 6.00%, 5/01/33	49,450	59,793,456
Metropolitan Transportation Authority, RB:
Series C, 6.50%, 11/15/28	21,870	27,304,695
Transportation, Series D, 5.25%, 11/15/41	13,925	15,550,187
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,912,277
6.88%, 11/01/38	7,785	8,883,619
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	17,250	20,719,148
New York State Dormitory Authority, RB, Columbia University, 5.00%, 10/01/41	40,000	45,995,200
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A, 7.50%, 5/15/13	3,000	3,028,680
New York State Thruway Authority, Refunding RB, Series G (AGM), 5.00%, 1/01/32	10,000	10,790,600
New York State Urban Development Corp., RB, Series A-1 (NPFGC), 5.25%, 3/15/14 (a)	10,050	10,522,652
Port Authority of New York & New Jersey, Refunding RB, Consolidated, GO, 152nd Series, AMT, 5.75%, 11/01/30	4,695	5,436,434
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
(AMBAC), 5.25%, 10/15/27	13,935	14,898,884
(AMBAC), 5.00%, 10/15/32	13,000	13,807,690
(NPFGC), 5.00%, 10/15/20	10,000	10,716,100
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	5,715	6,714,839
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series A, 3.97% 11/15/31 (e)	10,000	4,811,100

	Par (000)	Value
Municipal Bonds
New York (concluded)
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	$2,500	$2,503,700
		278,869,491
North Carolina — 0.4%
Columbus County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, International Paper Co. Project, Series B, 6.25%, 11/01/33	3,000	3,446,580
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	4,230	4,755,070
North Carolina Medical Care Commission, RB:
Duke University Health System, Series A, 5.00%, 6/01/42	10,000	11,226,400
First Mortgage, Givens Estates Project, Series A, 6.50%, 7/01/13 (a)	2,500	2,565,175
		21,993,225
Ohio — 0.9%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	602,160
6.50%, 11/15/37	12,090	15,067,163
6.00%, 11/15/41	400	480,188
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.50%, 5/01/34	10,000	11,611,600
Dayton, Ohio Metro Library, GO, Library Improvement, Series A, 5.00%, 12/01/38 (d)	10,000	11,129,300
Ohio State University, RB, General Receipts Special Purpose, Series A, 5.00%, 6/01/43	5,000	5,628,050
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	4,250	4,909,940
		49,428,401
Oklahoma — 0.0%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.13%, 4/01/42	2,000	2,040,920
Oregon — 0.0%
City of Portland Oregon, M/F HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	455	455,937

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 7

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 1.5%
Allegheny County IDA, Refunding RB:
Environmental Improvement, 6.75%, 11/01/24	$5,785	$6,328,559
Environmental Improvement, 6.88%, 5/01/30	5,000	5,504,450
U.S. Steel Corp. Project, 6.75%, 12/01/27	5,000	5,588,800
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (f)	3,940	4,819,014
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/39	10,575	11,785,520
6.50%, 1/01/39	2,245	2,284,310
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,530	14,166,167
6.00%, 6/01/36	2,960	3,327,366
Delaware County IDA Pennsylvania, Refunding RB, Resource Recovery Facility, Series A, 6.10%, 7/01/13	1,845	1,852,288
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,250,341
Pennsylvania Economic Development Financing Authority, RB:
Allegheny Energy Supply Co., 7.00%, 7/15/39	12,000	14,276,040
American Water Co. Project, 6.20%, 4/01/39	3,475	4,014,042
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund, 6.00%, 12/01/36	950	1,152,027
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,834
		77,615,758
Puerto Rico — 1.2%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/25	4,000	4,017,920
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	24,100	26,791,729
6.50%, 8/01/44	30,125	33,696,620
		64,506,269
Rhode Island — 0.1%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 5.00%, 9/01/38	3,700	4,148,514

	Par (000)	Value
Municipal Bonds
South Carolina — 0.2%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	$3,000	$3,041,970
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.25%, 8/01/34	1,245	1,499,764
6.50%, 8/01/39	2,785	3,366,814
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,325	2,675,285
		10,583,833
Tennessee — 0.5%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Alliance, Series C, 5.00%, 11/15/47	23,740	26,521,853
Texas — 7.7%
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	7,040	7,066,118
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	32,350	39,094,975
City of Houston Texas Airport System Revenue, Refunding RB, Sub Lien, Series B (AGM), 5.00%, 7/01/32	2,290	2,293,298
Clear Creek ISD, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	20,000	22,450,400
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.00%, 12/01/42	22,485	25,548,132
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	4,025	4,041,100
Harris County Flood Control District, GO, Refunding, Series A, 5.00%, 10/01/31	17,275	19,203,581
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (a)	2,000	2,665,600
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	9,775	11,445,938
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,863,177
North Texas Tollway Authority, Refunding RB:
First Tier System, 6.00%, 1/01/34	11,490	13,511,551
First Tier System (NPFGC), 5.75%, 1/01/40	9,870	11,300,262

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 8

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
North Texas Tollway Authority, Refunding RB (concluded):
First Tier System, Series A, 6.00%, 1/01/28	$1,000	$1,167,880
First Tier System, Series B (NPFGC), 5.75%, 1/01/40	7,720	8,790,378
First Tier System, Series K-2 (AGC), 6.00%, 1/01/38	2,225	2,567,850
Second Tier System, Series F, 6.13%, 1/01/31	25,615	28,232,341
Pasadena Independent School District, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/43	26,395	30,343,428
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,004,320
State of Texas, GO, Refunding, Water Financial Assistance, 5.75%, 8/01/22	3,445	3,460,571
State of Texas, GO, Refunding RB, Transportation Commission, Highway Improvement, 5.00%, 4/01/42	40,845	46,593,934
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	59,863,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,342,230
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC):
5.45%, 9/01/23	1,540	1,542,541
5.50%, 3/01/26	2,025	2,028,078
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	25,500	30,764,985
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	27,290,190
		413,475,858
Utah — 2.0%
City of Salt Lake City Utah, Refunding RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15 (f)	35	37,300
County of Utah, RB, IHC Health Services Inc., 5.00%, 5/15/43	57,565	64,230,451
	Par (000)	Value
Municipal Bonds
Utah (concluded)
Utah Transit Authority, Refunding RB, 5.00%, 6/15/42	$39,970	$44,389,083
		108,656,834
Virginia — 1.3%
Virginia HDA, RB, Rental Housing, Series A, 5.25%, 5/01/41	2,865	3,124,798
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	28,085	32,136,261
Winchester IDA, Refunding RB, Valley Health (BHAC), 5.25%, 1/01/37	31,970	35,651,346
		70,912,405
Washington — 2.2%
Port of Seattle, Refunding RB, Intermediate Lien, Series A (NPFGC), 5.00%, 3/01/35	26,400	28,129,992
Seattle Housing Authority Washington, RB:
Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,750,412
Replacement Housing Projects, 6.13%, 12/01/32	4,150	4,152,407
State of Washington, GO, Series D, 5.00%, 1/01/33	19,590	22,301,648
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	20,000	22,760,800
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,305,100
Swedish Health Services, Series A, 6.75%, 5/15/21 (a)	17,500	24,273,900
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	12,053,900
		118,728,159
Wisconsin — 2.3%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFGC), 6.90%, 8/01/21	7,000	9,250,640
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	11,000	13,335,740
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Alliance, Series D, 5.00%, 11/15/41	45,000	50,095,350
SynergyHealth, Inc., 6.00%, 11/15/23 (a)	4,490	4,578,543

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 9

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Obligated Group, Series A, 5.00%, 4/01/42	$44,010	$48,523,665
Wisconsin Housing & EDA, RB, Series C, AMT, 6.00%, 9/01/36	15	15,498
		125,799,436
Total Municipal Bonds – 75.0%		4,028,012,628

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Arizona — 4.1%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	30,000	33,913,500
Salt River Project Agricultural Improvement & Power District, RB, Series A:
5.00%, 1/01/37	98,935	107,386,354
5.00%, 1/01/38	54,016	60,967,593
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,874,227
		217,141,674
Arkansas — 0.4%
University of Arkansas, RB, Various Facilities, UAMS Campus (NPFGC), 5.00%, 3/01/36	21,290	23,071,547
California — 4.3%
Anaheim Public Financing Authority, RB, Distribution System, Second Lien (BHAC), 5.00%, 10/01/34	10,995	11,438,295
County of Orange California, ARB, Series B, 5.25%, 7/01/34	13,045	14,738,494
Los Angeles Department of Water & Power, RB, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	30,512,625
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 1/01/39	10,000	11,370,900
(AGM), 5.00%, 7/01/30	6,827	7,496,370
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/35	13,168	14,460,030
Series C, 5.00%, 7/01/35	13,375	15,290,276
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	18,000	20,582,640

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
California (concluded)
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	$4,500	$5,044,005
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	15,000	17,529,450
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	25,988,160
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	10,055	11,197,584
University of California, RB, Series O, 5.25%, 5/15/39	20,695	24,063,916
University of California, Refunding RB, Limited Project, Series G, Series G, 5.00%, 5/15/37	20,651	23,311,279
		233,024,024
Colorado — 0.0%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (h)	1,580	1,837,073
Florida — 3.4%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	10,000	10,862,700
Florida State Turnpike Authority, RB, Department of Transportation, Series B, 5.00%, 7/01/40	35,720	40,582,564
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	7,242,606
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,190,320
State of Florida, GO, Board of Education:
Capital Outlay 2008, Series E, 5.00%, 6/01/37	39,730	46,528,597
Series C, 5.00%, 6/01/37	65,545	74,264,119
		181,670,906
Illinois — 0.5%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	5,000	5,743,100
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	18,152,316
		23,895,416
Indiana — 2.0%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	34,939,476

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 10

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, RB, PILOT, Infrastructure Project, Series F, (AGM):
5.00%, 1/01/35	$23,550	$27,031,397
5.00%, 1/01/40	7,000	7,896,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	34,125	38,220,941
		108,087,814
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	11,950	13,217,536
Massachusetts — 0.9%
Massachusetts School Building Authority, RB:
(AGM), 5.00%, 8/15/30	1,933	2,107,441
Senior Series B, 5.00%, 10/15/41	20,000	22,577,400
Series A (AGM), 5.00%, 8/15/30	13,067	14,246,234
Series A (AMBAC), 5.00%, 8/15/37	10,000	11,264,600
		50,195,675
Nebraska — 0.2%
Omaha Public Power District, RB, Series A, 5.00%, 2/01/43	10,000	11,104,200
New York — 0.1%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,010	2,414,231
Ohio — 0.4%
County of Hamilton Ohio, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	21,817,000
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,000	1,134,090
		22,951,090
Pennsylvania — 0.2%
Pennsylvania HFA, Refunding RB, Series 105C, 5.00%, 10/01/39	11,670	11,674,668
Texas — 2.7%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A:
(AGC), 5.38%, 11/15/38	26,160	30,040,836
(NPFGC), 5.13%, 5/15/28	20,000	20,930,400
City of San Antonio Texas, Refunding RB, Electric and Gas Revenue:
5.00%, 2/01/17 (a)	220	248,087
5.00%, 2/01/32	28,990	32,691,153

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Texas (concluded)
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	$10,000	$11,245,200
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC), 5.00%, 12/01/36	27,860	30,913,711
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children's Hospital Project, 5.50%, 10/01/39	8,500	9,971,605
Harris County Flood Control District, Refunding RB, Contract Tax, Series A, 5.00%, 10/01/39	10,000	11,178,800
		147,219,792
Utah — 0.6%
County of Utah UT, RB, IHC Health Services, Inc., 5.00%, 5/15/43	30,000	33,473,700
Washington — 0.7%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	9,587,745
5.00%, 11/01/36	15,715	17,755,528
State of Washington, GO, Series D (AGM), 5.00%, 10/01/15 (a)	10,000	10,819,900
		38,163,173
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.8%		1,119,142,519

US Government Sponsored Agency Securities
District of Columbia — 0.0%
Ginnie Mae MBS Certificates, 6.00%, 11/15/31	— (i)	535
Total Long-Term Investments (Cost – $4,712,614,752) – 95.8%		5,147,155,682

Short-Term Securities
California — 2.3%
State of California, RAN, Series A-2, 2.50%, 6/20/13	123,750	124,309,457
Florida — 2.1%
Broward County Florida School Board, COP, VDRN, Series D (JPMorgan Chase Bank SBPA), 0.48%, 4/07/13 (j)	111,975	111,975,000

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 11

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Short-Term Securities
New Jersey — 1.9%
State of New Jersey, Refunding RB, TRAN, Series C, 2.50%, 6/27/13	$100,000	$100,513,658
Tennessee — 3.9%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Methodist Le Bonheur, (US Bank NA SBPA) (j):
Series A (AGC), 0.62%, 4/07/13	135,000	135,000,000
Series B, 0.56%, 4/07/13	75,000	75,000,000
		210,000,000

	Shares	Value
Short-Term Securities
Money Market Funds — 3.2%
FFI Institutional Tax-Exempt Fund, 0.01% (k)(l)	170,721,968	$170,721,968
Total Short-Term Securities (Cost – $717,520,083) – 13.4%		717,520,083
Total Investments (Cost - $5,430,134,835*) – 109.2%		5,864,675,765
Other Assets Less Liabilities – 0.1%		7,969,720
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.3)%		(500,503,660)
Net Assets – 100.0%		$5,372,141,825

* As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$4,928,948,147
Gross unrealized appreciation		$450,910,370
Gross unrealized depreciation		(15,449,396)
Net unrealized appreciation		$435,460,974

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Stifel Nicolaus & Co.	$11,129,300	$17,400
JPMorgan Chase & Co.	$49,980,170	$229,266

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Security is collateralized by Municipal or US Treasury obligations.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $789,581.
(i)	Amount is less than $500.
(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 12

Schedule of Investments (continued)	BlackRock National Municipal Fund

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at March 31, 2013	Income
FFI Institutional Tax-Exempt Fund	444,234,095	(273,512,127)	170,721,968	$48,955

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MBS	Mortgage Backed Security
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
PILOT	Payment in Lieu of Taxes
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreements
Syncora	Syncora Guarantee
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
500	10-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	65,992,188	$59,275

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 13

Schedule of Investments (concluded)	BlackRock National Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$5,147,155,682	—	$5,147,155,682
Short-Term Securities	$170,721,968	546,798,115	—	717,520,083
Total	$170,721,968	$5,693,953,797	—	$5,864,675,765
[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$59,275	—	—	$59,275

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$660,000	—	—	$660,000
Liabilities:
Bank overdraft	—	$(96,084)	—	(96,084)
TOB trust certificates	—	(500,266,644)	—	(500,266,644)
Total	$660,000	$(500,362,728)	—	$(499,702,728)

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 14

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 0.9%
Alabama 21st Century Authority, RB, Series A, 4.00%, 6/01/15	$2,000	$2,131,520
Alabama Federal Aid Highway Finance Authority, RB, Grant Appreciation, 5.00%, 9/01/16	5,130	5,875,235
		8,006,755
Alaska — 0.3%
Alaska Student Loan Corp., RB, Senior Series A, 5.00%, 6/01/16	2,000	2,192,460
Arizona — 0.6%
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, 4.00%, 7/01/14	5,000	5,232,800
California — 12.6%
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series A-1, Mandatory Put Bonds, 1.88%, 4/01/25 (a)	5,000	5,080,550
California Pollution Control Financing Authority, Refunding RB, USA Waste Services, Inc. Project, Series A, Mandatory Put Bonds, AMT, 2.63%, 6/01/18 (a)	3,000	3,059,220
California State Department of Water Resources, Refunding RB, Series M, 5.00%, 5/01/14	35,000	36,819,300
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/14	1,000	1,047,230
City of Long Beach California, Refunding RB, Series B, AMT (NPFGC), 5.50%, 5/15/14	5,215	5,514,237
East Bay Municipal Utility District, Refunding RB, Wastewater System, 0.44%, 6/01/38 (a)	1,600	1,600,064
Los Angeles Unified School District, GO, Refunding, Series A-1, 5.00%, 7/01/15	6,000	6,614,100
State of California, GO:
5.00%, 9/01/16	1,380	1,581,121
Various Purpose, 5.00%, 10/01/14	2,565	2,747,294
Various Purpose, 5.00%, 2/01/17	10,000	11,574,600
State of California, GO, Refunding, Various Purpose:
5.00%, 4/01/15	10,360	11,305,764
5.00%, 4/01/16	10,000	11,295,400
5.00%, 9/01/16	3,000	3,437,220

	Par (000)	Value
Municipal Bonds
California (concluded)
State of California Economic Recovery, GO, Series A (NPFGC), 5.00%, 7/01/15	$3,805	$4,026,185
		105,702,285
Connecticut — 4.2%
Connecticut Municipal Electric Energy Cooperative, Refunding RB, Series A (AGC), 5.00%, 1/01/14	2,115	2,189,236
Connecticut State Development Authority, RB, Connecticut Light & Power Co., Series A, Mandatory Put Bonds, AMT, 1.55%, 5/01/31 (a)	7,200	7,263,432
Connecticut State Development Authority, Refunding RB, Pollution Control, Series B, Mandatory Put Bonds, 1.25%, 9/01/28 (a)	10,000	10,041,100
State of Connecticut, GO, Economic Recovery, Series A, 5.00%, 1/01/14	7,280	7,545,793
State of Connecticut, RB, Transportation Infrastructure, Series A, 5.00%, 11/01/14	2,700	2,904,174
State of Connecticut, Special Tax Bonds, Transportation Infrastructure, Series A, 5.00%, 11/01/13	5,000	5,143,350
		35,087,085
Delaware — 2.4%
Delaware Transportation Authority, Refunding RB, Senior, 5.00%, 7/01/15	1,945	2,145,471
State of Delaware, GO, Refunding, Series C, 5.00%, 10/01/13	7,700	7,889,882
University of Delaware, RB, Series C, 0.70%, 11/01/37 (a)(b)	10,000	10,011,900
		20,047,253
District of Columbia — 0.6%
Metropolitan Washington Airports Authority, RB, Series A, AMT (NPFGC), 5.25%, 10/01/13	5,000	5,129,400
Florida — 6.5%
Broward County Florida Airport System Revenue, RB, Series Q-1, 5.00%, 10/01/15	1,000	1,107,310
Citizens Property Insurance Corp., RB Senior Secured, Series A-1:
Coastal Account, 5.00%, 6/01/15	7,745	8,450,879
Personal Lines & Commercial Lines Account, 5.00%, 6/01/16	10,000	11,220,100
City of Jacksonville, Refunding RB, Series C, 5.00%, 10/01/16	1,280	1,470,272

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
County of Miami-Dade Florida, Refunding RB, Aviation, Series A, AMT:
4.00%, 10/01/15	$2,750	$2,970,248
5.00%, 10/01/16	1,750	1,996,908
Florida State Board of Education, GO, Refunding, Series A, 5.00%, 1/01/15	7,395	7,998,580
Florida State Department of Environmental Protection, RB, Florida Forever, Series A, 5.00%, 7/01/13	4,675	4,733,531
Florida State Department of Environmental Protection, Refunding RB:
Everglades Restoration, Series A (AGC), 5.00%, 7/01/16	1,205	1,370,157
Florida Forever, Series A, 5.00%, 7/01/14	5,000	5,296,550
Greater Orlando Aviation Authority, Refunding RB, Orlando Florida Airport Facilities, Series A, AMT (AGM), 5.00%, 10/01/14	2,500	2,672,375
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series I, 5.00%, 11/15/16	1,035	1,187,145
State of Florida, GO, Refunding, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B, 5.00%, 7/01/16	3,375	3,853,406
		54,327,461
Hawaii — 1.3%
State of Hawaii, GO, Refunding, Series DG (AMBAC), 5.00%, 7/01/16	1,290	1,421,412
State of Hawaii, Refunding RB, AMT:
5.00%, 7/01/14	5,000	5,289,700
Series B, 5.00%, 7/01/13	4,000	4,049,320
		10,760,432
Idaho — 1.1%
Idaho Housing & Finance Association, RB, Unemployment Compensation, 5.00%, 8/15/14	8,585	9,138,475
Illinois — 4.8%
City of Chicago Illinois O'Hare International Airport, Refunding RB, Senior Lien, Series A, AMT, 5.00%, 1/01/16	4,500	5,010,615
Illinois Finance Authority, RB, University of Chicago, Series B, 5.00%, 7/01/13	2,000	2,024,780
Illinois Finance Authority, Refunding RB, Hospital Sisters Services, Inc., Series C:
3.00%, 8/15/14	1,340	1,388,012
5.00%, 8/15/15	1,000	1,100,460

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB, 4.00%, 6/01/13	$10,690	$10,756,813
Regional Transit Authority, Refunding RB, ERS, Series B, 0.45%, 6/01/25 (a)	17,600	17,600,000
State of Illinois, RB, Unemployment Insurance Fund, Series A, 5.00%, 6/15/16	2,500	2,854,750
		40,735,430
Indiana — 1.5%
City of Whiting, RB, BP Products North America, Inc., Mandatory Put Bonds, 2.80%, 6/01/44 (a)	3,325	3,420,893
Indiana Finance Authority, RB:
Marquette Project, 5.00%, 3/01/16	1,425	1,551,953
Water Utilities, Citizens Energy Group Project, 3.00%, 10/01/14	5,000	5,181,050
Indiana Health Facility Financing Authority, RB, Ascension Health, Series A-1, Mandatory Put Bonds, 5.00%, 11/01/27 (a)	2,265	2,274,174
		12,428,070
Iowa — 0.7%
Iowa Higher Education Loan Authority, RB, Private College Facility, 4.00%, 12/01/13	1,150	1,179,383
Iowa Student Loan Liquidity Corp., RB, Senior Series A-1, AMT, 3.10%, 12/01/14	5,000	5,151,950
		6,331,333
Louisiana — 2.6%
Parish of Morehouse Louisiana, Refunding RB, Pollution Control, International Paper Co. Project, Series A, 5.25%, 11/15/13	8,525	8,763,870
State of Louisiana, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/14	12,000	12,763,320
		21,527,190
Maryland — 3.3%
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project:
4.00%, 3/01/14	3,170	3,276,481
AMT, 4.00%, 3/01/14	7,675	7,928,198
AMT, 5.00%, 3/01/16	8,315	9,258,586
State of Maryland, GO, State & Local Facilities Loan of 2013, 5.00%, 3/01/17	6,000	7,020,240
		27,483,505

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts — 4.4%
City of Boston, GO, Refunding, Series B, 4.00%, 2/01/15	$6,580	$7,025,663
Commonwealth of Massachusetts, GO, Consolidated Loan, Series B, 5.00%, 8/01/15	2,500	2,770,225
Commonwealth of Massachusetts, GO, Refunding, Consolidated Loan, Series D (NPFGC), 6.00%, 11/01/13	5,000	5,171,700
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/16	1,625	1,839,565
Massachusetts State Department of Transportation, Refunding RB, Senior Series B, 5.00%, 1/01/14	12,155	12,584,558
University of Massachusetts Building Authority, RB, Senior Series 1, 5.00%, 11/01/13	7,555	7,768,882
		37,160,593
Michigan — 4.0%
Michigan Finance Authority, Refunding RB, Unemployment Obligation Assessment, Series A:
5.00%, 1/01/14	1,000	1,036,590
5.00%, 7/01/15	7,000	7,731,500
5.00%, 1/01/16	13,525	15,206,022
State of Michigan Trunk Line, Refunding RB, Series B (AGM), 5.00%, 9/01/15	7,825	8,666,657
Utica Community Schools, GO, Refunding, School Building & Site (Q-SBLF), 3.00%, 5/01/14	1,380	1,415,632
		34,056,401
Minnesota — 0.8%
State of Minnesota, GO, Refunding, Various Purpose, Series D, 5.00%, 8/01/14	6,000	6,382,740
Nebraska — 0.5%
Nebraska Public Power District, RB, General, Series A, 5.00%, 1/01/16	1,000	1,121,640
Nebraska Public Power District, Refunding RB, General, Series B-1 (NPFGC), 5.00%, 1/01/14	3,000	3,108,810
		4,230,450
Nevada — 2.5%
Clark County Nevada, Refunding RB, Motor Vehicle Fuel Tax, 5.00%, 7/01/15	8,000	8,803,520
Clark County School District, GO, Limited Tax, Series A, 5.00%, 6/15/16	11,000	12,515,580
		21,319,100

	Par (000)	Value
Municipal Bonds
New Hampshire — 0.2%
State of New Hampshire, RB, Federal Highway, Grant Anticipation, 5.00%, 9/01/16	$1,250	$1,430,025
New Jersey — 8.0%
County of Essex New Jersey, GO, Improvement, Series A, 5.00%, 8/01/13	2,290	2,326,709
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 6/15/15	13,880	15,227,470
New Jersey EDA, RB, School Facilities Construction Notes, Series G (SIFMA Index Notes), 0.70%, 2/01/15 (a)	3,000	3,003,960
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 6/15/14	4,000	4,208,920
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/14	7,250	7,630,408
Barnabas Health, Series A, 5.00%, 7/01/16	1,000	1,126,190
Meridian Health, 5.00%, 7/01/14	2,000	2,114,040
New Jersey Housing & Mortgage Finance Agency, RB, M/F, Series 4, AMT, 0.90%, 5/01/15	9,500	9,490,975
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.00%, 6/15/15	1,825	2,004,927
New Jersey Transportation Trust Fund Authority, RB, Transportation System, 5.75%, 6/15/16	6,275	7,269,399
State of New Jersey, GO, Refunding, Series Q, 4.00%, 8/15/13	12,500	12,683,750
		67,086,748
New Mexico — 1.0%
New Mexico Finance Authority, Refunding RB, Senior Lien, Series A, 5.00%, 6/15/13	8,000	8,082,800
New York — 11.0%
City of New York, New York, GO, Refunding:
Series B, 5.00%, 8/01/13	20,250	20,585,137
Series B (NPFGC), 5.75%, 8/01/13	340	341,615
Series F, 5.00%, 8/01/15	6,000	6,636,360
Long Island Power Authority, RB, Series A, 5.00%, 5/01/14	4,400	4,616,964
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/15	1,400	1,524,152

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York City Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series A, 5.00%, 11/01/15	$5,455	$6,094,217
Sub-Series A, 5.00%, 8/01/16	4,880	5,599,068
Sub-Series E, 5.00%, 11/01/13	2,000	2,057,420
Sub-Series F-1, 5.00%, 5/01/15	2,000	2,191,880
New York State Dormitory Authority, RB, NYU Hospital Center, Series A:
5.00%, 7/01/14	1,945	2,061,000
5.00%, 7/01/15	1,500	1,655,670
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/15	5,560	6,069,463
New York State Dormitory Authority, Refunding RB, NYU Hospital Center, Series A, 5.00%, 7/01/16	1,000	1,138,270
New York State Housing Finance Agency, RB, Affordable Housing, Series F (SONYMA), 0.75%, 5/01/15	2,000	2,004,020
New York State Local Government Assistance Corp., Refunding RB, Sub-Lien, Series A, 5.00%, 4/01/15	7,000	7,654,570
New York State Thruway Authority, RB, General, Series I, 5.00%, 1/01/16	500	558,920
Port Authority of New York & New Jersey, RB, Consolidated:
169th Series, AMT, 5.00%, 10/15/15	2,680	2,974,612
177th Series, 4.00%, 7/15/15	10,000	10,783,500
State of New York, GO, Refunding, Series C, 5.00%, 4/15/16	7,175	8,163,787
		92,710,625
North Carolina — 1.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, High Point University, 4.00%, 5/01/16	1,770	1,898,945
North Carolina Medical Care Commission, Refunding RB, Healthcare Facilities Revenue, WakeMed, Series A, 4.00%, 10/01/15	730	791,605
North Carolina Municipal Power Agency, Refunding RB, Catawba Electric, Series A, 5.00%, 1/01/16	3,500	3,919,615
State of North Carolina, Refunding RB, Series B, 4.00%, 11/01/14	4,905	5,194,787
		11,804,952

	Par (000)	Value
Municipal Bonds
Oklahoma — 1.0%
Oklahoma Turnpike Authority, Refunding RB, Second Senior, Series A, 5.00%, 1/01/15	$7,875	$8,504,685
Oregon — 0.6%
City of Portland Oregon, Refunding RB, Second Lien, Series A, 5.00%, 3/01/14	4,950	5,166,464
Pennsylvania — 7.5%
City of Philadelphia Pennsylvania, Refunding RB, Series A:
(AGM), 5.00%, 6/15/13	9,000	9,092,340
Airport Revenue, AMT, 5.00%, 6/15/15	2,550	2,784,932
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 6/01/15	7,980	8,775,925
Refunding, First Series (NPFGC), 5.00%, 2/01/15	7,605	7,906,158
Pennsylvania Economic Development Financing Authority, RB, Series A:
5.00%, 7/01/15	10,000	11,045,000
5.00%, 1/01/16	6,000	6,745,740
Pennsylvania Economic Development Financing Authority, RB, Waste Management, Inc. Project:
2.75%, 9/01/13	4,250	4,288,632
Mandatory Put Bonds, 1.75%, 12/01/33 (a)	4,500	4,581,045
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/15	2,500	2,734,200
Pennsylvania Intergovernmental Cooperation Authority, Special Tax Bonds, Refunding, Philadelphia Funding Program, 5.00%, 6/15/13	3,085	3,116,282
State Public School Building Authority, RB, School District of Philadelphia Project, 5.00%, 4/01/15	1,710	1,857,812
		62,928,066
South Carolina — 1.0%
South Carolina Transportation Infrastructure Bank, Refunding RB (AMBAC):
Series A, 5.00%, 10/01/15	5,440	6,053,088
Series B, 5.25%, 10/01/14	2,000	2,148,980
		8,202,068
Tennessee — 1.0%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding RB (NPFGC), 5.00%, 1/01/14	8,110	8,402,284

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas — 6.3%
City of El Paso Texas, Refunding RB, Series A, 4.00%, 3/01/14	$2,000	$2,069,000
City of Houston Texas, Sub-Lien, Refunding RB:
Series A, AMT, 5.00%, 7/01/14	4,000	4,231,760
Series B, 5.00%, 7/01/14	1,500	1,586,220
Comal Independent School District, GO, Refunding Unlimited Tax, Series A, 4.00%, 2/01/16	1,500	1,648,440
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	1,295	1,378,100
Dallas Independent School District, GO, Refunding, 4.00%, 2/15/15	2,200	2,350,722
Gulf Coast Waste Disposal Authority, RB, BP Products North America, Inc. Project, Mandatory Put Bonds, 2.30%, 1/01/42 (a)	4,615	4,653,489
Harris County Cultural Education Facilities Finance Corp., RB:
Series A, 4.00%, 12/01/16	525	583,921
Methodist Hospital System, Series B, 5.25%, 12/01/14	2,600	2,812,264
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Methodist Hospital System, 5.00%, 6/01/13	10,000	10,083,600
Lower Colorado River Authority, Refunding RB:
5.00%, 5/15/13 (c)	5	5,031
5.00%, 5/15/14 (c)	15	15,805
5.00%, 5/15/14 (c)	50	52,636
5.00%, 5/15/14	4,935	5,197,542
5.00%, 5/15/16	2,490	2,820,871
Series A, 5.00%, 5/15/14	3,590	3,779,157
Texas Public Finance Authority, RB, Unemployment Compensation, Series A, 5.00%, 7/01/13	10,000	10,123,900
		53,392,458

	Par (000)	Value
Municipal Bonds
Utah — 0.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/13	$1,400	$1,425,326

Virginia — 3.2%
Chesterfield County, GO, Refunding, Series B, 5.00%, 1/01/15	2,810	3,041,432
County of Fairfax Virginia, GO, Series D, 5.00%, 10/01/13	10,000	10,245,600
Virginia College Building Authority, RB, 21st Century College & Equipment Programs, Series A, 5.00%, 2/01/16	11,910	13,402,561
		26,689,593
Washington — 1.8%
City of Seattle Washington, GO, Refunding, Limited Tax, Series B, 5.00%, 8/01/13	5,000	5,082,950
City of Seattle Washington, Refunding RB, Improvement, Series B, 5.00%, 2/01/14	10,000	10,402,800
		15,485,750
Wisconsin — 0.3%
State of Wisconsin, GO, Refunding, Series 1 (NPFGC), 5.00%, 5/01/16	2,500	2,736,750
Total Long-Term Investments (Cost – $834,715,522) – 100.1%		841,327,812

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	1,904,201	1,904,201
Total Short-Term Securities (Cost – $1,904,201) – 0.2%		1,904,201
Total Investments (Cost - $836,619,723*) – 100.3%		843,232,013
Liabilities in Excess of Other Assets – (0.3)%		(2,387,955)
Net Assets – 100.0%		$840,844,058

* As of March 31, 2013 gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$836,619,723
Gross unrealized appreciation	$6,631,907
Gross unrealized depreciation	(19,617)
Net unrealized appreciation	$6,612,290
BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$10,011,900	$11,900

(c)	Security is collateralized by Municipal or US Treasury obligations.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at March 31, 2013	Income
FFI Institutional Tax-Exempt Fund	1,302,407	601,794	1,904,201	$341

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
ERS	Extendible Reset Securities
GO	General Obligation Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SIFMA	Securities Industry and Financial Markets Association
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 6

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$841,327,812	—	$841,327,812
Short-Term Securities	$1,904,201	—	—	1,904,201
Total	$1,904,201	$841,327,812	—	$843,232,013

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, a bank overdraft of $46,368 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2013 7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 24, 2013